Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2045 Portfolio℠
March 31, 2025
VIPIFF2045-NPRT1-0525
1.9909105.101
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	56	516
Fidelity Long-Term Treasury Bond Index Fund (a)	37,210	354,237
VIP Investment Grade Bond II Portfolio - Investor Class (a)	218	2,063
TOTAL BOND FUNDS (Cost $359,657)		356,816

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	8,825	463,780
VIP Equity Income Portfolio - Investor Class (a)	14,022	378,595
VIP Growth & Income Portfolio - Investor Class (a)	17,277	518,490
VIP Growth Portfolio - Investor Class (a)	8,831	767,238
VIP Mid Cap Portfolio - Investor Class (a)	3,581	118,413
VIP Value Portfolio - Investor Class (a)	14,903	263,478
VIP Value Strategies Portfolio - Investor Class (a)	9,415	130,486
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,643,095)		2,640,480

International Equity Funds - 41.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	54,301	661,387
VIP Overseas Portfolio - Investor Class (a)	54,968	1,467,097
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,986,795)		2,128,484

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,989,547)	5,125,780
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	5,125,780

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	530	17	-	-	3	516	56
Fidelity International Bond Index Fund	46,726	3,415	50,472	-	(400)	731	-	-
Fidelity Long-Term Treasury Bond Index Fund	308,037	56,694	24,036	3,181	80	13,462	354,237	37,210
VIP Contrafund Portfolio - Investor Class	420,445	98,833	14,346	13,729	(580)	(40,572)	463,780	8,825
VIP Emerging Markets Portfolio - Investor Class	609,567	96,132	85,467	-	852	40,303	661,387	54,301
VIP Equity Income Portfolio - Investor Class	343,077	42,728	15,381	2,710	(305)	8,476	378,595	14,022
VIP Growth & Income Portfolio - Investor Class	470,706	72,097	16,919	4,929	(338)	(7,056)	518,490	17,277
VIP Growth Portfolio - Investor Class	696,798	168,998	22,037	8,742	(900)	(75,621)	767,238	8,831
VIP Investment Grade Bond II Portfolio - Investor Class	-	3,920	1,857	-	(2)	2	2,063	218
VIP Mid Cap Portfolio - Investor Class	108,011	28,981	4,909	5,103	(256)	(13,414)	118,413	3,581
VIP Overseas Portfolio - Investor Class	1,296,019	196,866	93,236	15,346	(1,834)	69,282	1,467,097	54,968
VIP Value Portfolio - Investor Class	241,074	50,161	9,405	9,875	(554)	(17,798)	263,478	14,903
VIP Value Strategies Portfolio - Investor Class	119,822	27,417	3,605	2,375	(322)	(12,826)	130,486	9,415
	4,660,282	846,772	341,687	65,990	(4,559)	(35,028)	5,125,780

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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